Fair Value Measurements and Marketable Securities - Schedule of Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018
Cash Equivalents
Total cash equivalents		$ 0
Marketable securities
Total marketable securities	$ 352,574	$ 0
Level 1
Cash Equivalents
Total cash equivalents	575
Marketable securities
Total	575
Level 2
Cash Equivalents
Total cash equivalents	65,826
Marketable securities
Total marketable securities	286,748
Total	352,574
Money Market Funds | Level 1
Cash Equivalents
Total cash equivalents	575
U.S. Government Securities
Marketable securities
Total marketable securities	22,587
U.S. Government Securities | Level 2
Cash Equivalents
Total cash equivalents	22,587
Corporate Bonds
Marketable securities
Total marketable securities	212,789
Corporate Bonds | Level 2
Cash Equivalents
Total cash equivalents	5,806
Marketable securities
Total marketable securities	79,765
Commercial Paper
Marketable securities
Total marketable securities	117,198
Commercial Paper | Level 2
Cash Equivalents
Total cash equivalents	37,433
Marketable securities
Total marketable securities	$ 206,983